Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Cash on hand and in banks (Note 27)	10,497	8,547
Temporary cash investments (Note 27)	1,369	1,464
Total	11,866	10,011